Other Assets	6 Months Ended
Jun. 30, 2023
Other Assets [Abstract]
Other Assets	Other assets
As at June 30, 2023 and December 31, 2022, other assets included the following:

(In $ millions)	As at June 30, 2023	As at December 31, 2022
Deferred contract costs	105	111
Taxes receivable	58	42
Prepaid expenses	46	37
Favorable drilling and management services contracts	19	42
Reimbursable amounts due from customers	8	8
Right of use asset	7	9
Derivative asset - interest rate cap	—	5
Other	29	8
Total other assets	272	262
Other assets were presented in our Consolidated Balance Sheet as follows:

(In $ millions)	As at June 30, 2023	As at December 31, 2022
Other current assets	201	169
Other non-current assets	71	93
Total other assets	272	262
Favorable drilling contracts and management services contracts
The gross carrying amounts and accumulated amortization included in 'Other current assets' and 'Other non-current assets' for favorable contracts in the Consolidated Balance Sheet are as follows:
The following table summarizes the movement for the six months ended June 30, 2023 (Successor):

(In $ millions)	Gross carrying amount	Accumulated amortization	Net carrying amount
As at January 1, 2023	96	(54)	42
PES Disposal	(13)	—	(13)
Amortization	—	(9)	(9)
As at March 31, 2023	83	(63)	20
Aquadrill acquisition	7	—	7
Amortization	—	(8)	(8)
As at June 30, 2023	90	(71)	19
The following table summarizes the movement for the period from January 1, 2022 through February 22, 2022 (Predecessor) and from February 23, 2022 through June 30, 2022 (Successor):

(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount
As at January 1, 2022 (Predecessor)	266	(257)	9

Balance before reorganization and fresh start adjustments	266	(257)	9
Fresh Start accounting	(170)	257	87
As at February 22, 2022 (Predecessor)	96	—	96
As at February 23, 2022 (Successor)	96	—	96
Amortization	—	(5)	(5)
As at March 31, 2022 (Successor)	96	(5)	91
Amortization	—	(16)	(16)
As at June 30, 2022 (Successor)	96	(21)	75
The amortization is recognized in the Consolidated Statements of Operations as "Depreciation and amortization". As of June 30, 2023, the weighted average remaining amortization period for the favorable contracts is 5 months and will be fully amortized in 2023.